Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 25, 2024	Dec. 31, 2023
Leases
Finance lease obligations	$ 0		$ 54,237
Amounts representing interest and deferred finance fees	0		(10,594)
Finance lease obligations, net of interest and deferred finance fees	$ 0		$ 43,643
Adjusted total finance lease payments		$ 0